FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
	As of December 31, 2013				As of December 31, 2014
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Time deposits	$72,520,957	$-	$-	$72,520,957	$40,777,831	$-	$-	$40,777,831
Available-for-sale securities	-	-	-	-	20,013,487	-	-	20,013,487
Game license payment liabilities	-	-	39,260,000	39,260,000	-	-	19,860,000	19,860,000

Total	$72,520,957	$-	$39,260,000	$111,780,957	$60,791,318	$-	$19,860,000	$80,651,318

Schedule of Fair Value Measurement Using Significant Unobservable Inputs
Fair Value measurement
Using Significant
Unobservable is inputs (level 3)
Game license payment liabilities

Opening balance	$39,260,000
Transfer into Level 3	-
Transfer out of Level 3	-
Total gains or losses for the period
Included in earning (or changes in net assets)	600,000
Settlements	(20,000,000)

Closing balance	$19,860,000